Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Summary of significant components of the company's deferred tax assets (liability)

The Company’s net deferred tax assets (liability) at December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax liability
Federal net operating loss	$—	$19,227
Start-up costs	319,359	70,399
Unrealized gains on investments in trust account	(72,168)	(2,695)
Total deferred tax asset	247,191	86,930
Valuation allowance	(319,359)	(86,930)
Deferred tax liability, net of allowance	$(72,168)	$—

Schedule of income tax provision

The income tax provision for the year ended December 31, 2022 and for the period from May 14, 2021 (inception) through December 31, 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$244,544	$—
Deferred	(160,261)	(86,930)

State and Local
Current	—	—
Deferred	—	—
Valuation allowance	232,428	86,930
Income tax provision	$316,711	$—

Schedule of reconciliation of federal income tax rate to the company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
Unrealized gains on investments in Trust Account	2.8%	—%
Valuation allowance	65.7%	(21.0)%
Income tax provision	89.5%	0.0%